Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 825,988,079.43
Total Fee Amount	114,068.95
Total Offset Amount	0.00
Net Fee	$ 114,068.95
Offering Table N/A
Offset Table N/A	N/A